Initial Public Offering (Details) - Fifth Wall Acquisition Corp [Member] - USD ($)		1 Months Ended	6 Months Ended
	Feb. 09, 2021	Dec. 31, 2020	Jun. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Number of units sold		957,500
Proceeds received from initial public offering, gross	$ 34,500,000		$ 345,000,000
Shares Issued, Price Per Share		$ 10.00	$ 10.00
Offering costs			$ 7,617,040
Deferred Underwriting Compensation, Noncurrent			$ 12,075,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold		30,000,000
Proceeds received from initial public offering, gross	$ 345,000,000.0
Shares Issued, Price Per Share	$ 10.00	$ 10.00
Offering costs	$ 19,800,000
Deferred Underwriting Compensation, Noncurrent	$ 12.1
Number of shares issued	34,500,000	30,000,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold	4,500,000
Shares Issued, Price Per Share	$ 10.00
Number of shares issued		4,500,000